Loss Per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Loss Per Share

23. LOSS PER SHARE

Basic loss per share is calculated by dividing net loss for the year attributable to equity holders of the Parent by the weighted average number of ordinary shares outstanding during the year.

As the Company has losses in all three periods, potential ordinary shares from Management Stock Options, Employee Stock Options, RSU plans and Warrants are not dilutive (losses per share would be less and anti-dilution would exist). Hence, these shares are not considered in the calculation of losses per diluted share.

Details of the calculation of basic and diluted earnings/loss per share are as follows:

	Year ended December 31,
(In thousand Euros)	2023	2022	2021
Loss for the year	(112,071)	(62,800)	(223,777)
Dilutive effects on earnings per share	—	—	—
Total loss for basic and diluted earnings per share	(112,071)	(62,800)	(223,777)

Number of shares	December 31, 2023	December 31, 2022	December 31, 2021
Weighted average number of ordinary shares for basic and diluted earnings per share (thousand shares)	187,679	163,367	112,725

(In Euros)	December 31, 2023	December 31, 2022	December 31, 2021
Basic and diluted losses per share	(0.60)	(0.38)	(1.99)